FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY

	Fair value	2021	2020
	hierarchy	$	$

Financial assets
Fair value through profit and loss
Marketable securities	Level 1	407	2,138
Warrants	Level 2	47	212
Trade receivables	Level 2	326	1,782
Forward foreign exchange contracts	Level 2	-	21
		780	4,153